CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
SALES
Total sales	$ 0	$ 0	$ 0	$ 0
Cost of goods	0	0	0	0
Gross profit	0	0	0	0
COST OF OPERATIONS
Research and development	4,983,349	20,887	5,386,129	20,887
General and administrative expenses	2,815,870	5,488,540	12,457,548	30,948,831
Selling and marketing	12,412	2,859	12,711	6,911
Interest expense	19,800	56,423	93,853	176,068
Total operating expenses	7,831,431	5,568,709	17,950,241	31,152,697
LOSS FROM OPERATIONS	(7,831,431)	(5,568,709)	(17,950,241)	(31,152,697)
OTHER INCOME (EXPENSE)
Royalties and licensing fees	(15,000)	(80,000)	(15,000)	(85,000)
Other expense	(23,601)	0	(23,566)	0
Loss on extinguishment of debt	0	0	0	(3,393,542)
TOTAL OTHER INCOME (EXPENSE), NET	1,570,524	(80,000)	708,059	(3,478,542)
LOSS BEFORE INCOME TAXES	(6,260,907)	(5,648,709)	(17,242,182)	(34,631,239)
PROVISION (BENEFIT) FOR INCOME TAXES	0	0	0	0
NET LOSS	$ (6,260,907)	$ (5,648,709)	$ (17,242,182)	$ (34,631,239)